Transactions with related parties (Details 5)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Equity Participation [Abstract]
Common shares		0.55%	0.55%
Preferred shares		1.04%	1.07%
Total shares	[1]	0.79%	0.81%

[1]	On December 31, 2019, direct and indirect shareholding of the members of the Board of Directors and the Board of Executive Officers in Bradesco totaled 2.48% of common shares, 1.07% of preferred shares and 1.78% of all shares (2018 - 2.60% of common shares, 1.11% of preferred shares and 1.85% of all shares).